Note 13 - Leases (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
$

Year ending December 31, 2023	1,165
Year ending December 31, 2024	785
Year ending December 31, 2025	804
Year ending December 31, 2026	824
Year ending December 31, 2027	521
Years ending December 31, 2028 and thereafter	1,563
Total lease payments	5,662
Less: imputed interest	(701)

Present value of lease liabilities	4,961

Lease, Cost [Table Text Block]
	Year ended December 31,
	2021	2022
	$	$

Operating cash flows used in operating lease	675	1,471
	As of December 31,
	2021	2022

Weighted average remaining lease term (years)	3.98	6.61
Weighted average discount rate	5.5%	3.6%